Interbank Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
INTERBANK BORROWINGS

NOTE 18

INTERBANK BORROWINGS

As of December 31, 2021 and 2020 the line item Interbank borrowings is as follows:

	As of December 31,
	2021 MCh$	2020 MCh$
Loans from financial institutions and the Central Bank of Chile	5,611,439	4,959,260
Loans from domestic financial institutions	1,226	217,102
Loans from foreign financial institutions
Banco Santander España	865,377	534,496
Bank of America	411,775	90,711
Sumitomo Mitsui Banking Corporation	389,676	35,628
Wells Fargo Bank NA	363,854	71,259
Citibank NA	259,620	46
The Bank of Nova Scotia	203,466	171,024
The Toronto Dominion Bank	136,904	-
The Bank of New York Mellon	106,485	106,860
Barclays Bank plc London	86,616	-
Commerzbank Ag	69,323	-
State Bank of India	60,901	36,013
HSBC Bank Plc	51,895	-
Standard Chartered Bank	51,616	3,207
The Bank of Montreal	48,859	-
Wachovia Bank NA	33,926	10,254
Banco Santander Singapur	17,737	-
Dz Bank Ag Deutsche Zentral	14,733	-
Bank of Communications	8,443	-
Bank of China	6,051	223
Banco Santander Hong Kong	5,315	7,960
Banque Nationale De Paris	2,806	-
Banco Santander Brasil	2,415	1,694
Korea Exchange Bank	1,545	760
Hong Kong and Shanghai Banking	1,500	1,399
Shanghai Pudong Development Bank	1,321	-
Banco Comercial Portugues	989	-
Banca Commerciale Italiana	932	88
Mizuho Bank	725	-
Ningbo Commercial Bank	556	-
Bank of Tokyo Mitsubishi	552	2,055
Deutsche Bank AG	530	-
HSBC Bank USA	517	-
Kookmin Bank	491	376
Banco Do Brasil	467	265
Yapi Ve Kredi Bankasi	417	-
Banco De Bogota	345	-
Commerce Bank Na	319	-
Icici Bank Limited	305	52
BBVA Bancomer	268	-
BBVA Uruguay	238	-
Unicredit	222	-
Bank of Baroda	213	124
Industrial and Commercial Bank	203	755
The Hongkong and Shanghai Bank	202	-
Banca Nazionale Del Lavoro	193	-
Bank of India	181	-
Credit Agricole Reims	171	-
Banco Santander Central Hispano	170	141
Industrial Bank Of Korea	169	-
Intesa Sanpaolo	161	-
Banco De La Nacion Argentina	159	30
Bank of East Asia	143	29
Turkiye Cumhuriyeti Ziraat Ban	141	-
First Union National Bank	132	60
Banco Bilbao Vizcaya Argentaria	125	-
Turkiye Is Bankasi	122	-
Subtotal	3,212,517	1,075,509

	As of December 31,
	2021	2020
	MCh$	MCh$
Loans from foreign financial institutions, continued
China Construction Bank	119	38
Finans Bank	109	-
Agricultural Bank of China	104	18
Taiwan Cooperative Bank	92	227
Nanjing City Commercial Bank	89	-
Banco Itau Brasil	84	-
Fortis Bank	82	108
Canara Bank	72	61
Indian Overseas Bank	67	6
Credit Agricole Italia	67	33
Shanghai Commercial and Saving	61	1
Shinhan Bank	59	-
Banco De Credito Del Peru	58	-
Citic Industrial Bank	57	-
E. Sun Commercial Bank	57	11
Rabobank Nederland	57	-
Hua Nan Commercial Bank	54	200
Caixabank	51	58
Iccrea Banca	28	-
Turkiye Garanti Bankasi	19	-
Bancolombia	9	-
Banco Credicoop Cooperativo	6	-
Bankers Trust USA	-	-
Banca Monte Dei Paschi Di Siena	-	163
Banco De La Republica Oriental	-	74
Bank of East Asia, Limited	-	-
Hdfc Bank Limited	-	131
Kbc Bank Nv	-	68
Keb Hana Bank	-	156
Rabobank, Hong Kong Branch	-	79
United Bank of India	-	14
Woori Bank	-	15
Caja Madrid - Caja de Ahorros	-	862
Zurcher Kantonalbank	-	71,304
Arab Bank plc	-	41
Banco Bpm Spa	-	84
Banco Interamericano de Finanzas	-	20
Banco Popolare	-	14
Banco Popular Español	-	29
Bank Leumi Le Israel B.M.	-	128
Bankinter	-	31
Banque Bruxelles Lambert	-	174
Bper Banca	-	137
Caixa D’estalvis I Pensions de Barcelona	-	87
China Merchants Bank	-	231
Denizbank A.S. Istanbul	-	15
Habib Bank Limited	-	61
Habib Metropolitan Bank	-	13
JP Morgan Chase	-	1,571
Kotak Mahindra Bank Limited	-	49
Nova Ljubljanska Banka	-	7
U.S. Bank	-	248
Unicredito Italiano	-	161
Subtotal	1,401	76,728
Total	8,826,583	6,328,599

a)	Loans from the Chilean Central Bank

In response to the COVID-19 pandemic, the Chilean Central Bank established two credit lines for banks to reinforce their liquidity: The first line of credit was the Credit Facility Conditioned to Increase of Loans (FCIC), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and has maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted to US$16 billion and was available only for banks who must previously had disbursed FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and was an unsecured loan facility and had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank.

	As of December 31,
	2021	2020
	MCh$	MCh$

Due within 1 year	-	-
Due within 1 and 2 year	-	1,104,759
Due within 2 and 3 year	5,611,439	-
Due within 3 and 4 year	-	3,854,501
Due after 5 years	-	-
Total loans from Chilean Central Bank	5,611,439	4,959,260

b)	Loans from domestic financial institutions

These obligations’ maturities are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$

Due within 1 year	1,226	217,102
Due within 1 and 2 year	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from domestic financial institutions	1,226	217,102

c)	Foreign obligations

	As of December 31,
	2021	2020
	MCh$	MCh$

Due within 1 year	3,213,918	1,116,570
Due within 1 and 2 year	-	35,667
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from foreign financial institutions	3,213,918	1,152,237